Joint Arrangements and Associate	9 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
JOINT ARRANGEMENTS AND ASSOCIATE

15. JOINT ARRANGEMENTS AND ASSOCIATE
A) Joint Operations
BP-Husky Refining LLC
Cenovus holds a 50 percent interest in Toledo with BP, who holds the remaining interest and operates the Toledo Refinery in Ohio.
Sunrise Oil Sands Partnership
Cenovus, as the operator, holds a 50 percent interest in Sunrise, an oil sands project in northern Alberta, with BP Canada.
WRB Refining LP
Cenovus holds a 50 percent interest in WRB with Phillips 66, who holds the remaining interest and operates the Wood River Refinery in Illinois and the Borger Refinery in Texas.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity, HCML, which is engaged in the exploration for and production of natural gas resources in offshore Indonesia. The Company’s share of equity investment income (loss) related to the joint venture is included in the Consolidated Statements of Earnings (Loss) in the Offshore segment.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the periods ended September 30, 2021	Three Months Ended	Nine Months Ended
Revenue	119	348
Expenses	75	330
Net Earnings (Loss)	44	18
Balance Sheet

As at	September 30, 2021
Current Assets (1)	213
Non-Current Assets	1,464
Current Liabilities	71
Non-Current Liabilities	988
Net Assets	618
(1)Includes cash and cash equivalents of $56 million.
For the nine months ended September 30, 2021, the Company’s share of income from the equity-accounted affiliate was $36 million. As at September 30, 2021, the carrying amount of the Company’s share of net assets was $404 million. These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the nine months ended September 30, 2021, the Company received $78 million of distributions from HCML.
Husky Midstream Limited Partnership
The Company holds a 35 percent interest in HMLP, which owns midstream assets, including pipeline, storage and other ancillary infrastructure assets in Alberta and Saskatchewan. Power Assets Holdings Ltd. holds a 49 percent interest and CK Infrastructure Holdings Ltd. holds a 16 percent interest in HMLP.
For the nine months ended September 30, 2021, HMLP had net earnings of $74 million. The Company’s share of income (loss) from the equity-accounted affiliate does not equal the 35 percent of the net earnings of HMLP due to the nature of the profit-sharing arrangement as defined in the partnership agreement. The Company’s share of earnings will fluctuate depending on certain income thresholds. For the nine months ended September 30, 2021, the Company did not record its pre-tax net loss relating to HMLP of $21 million as the carrying value of the Company’s interest is $nil.
Due to the decline in forecasted distributions from the partnership profit structure, as at September 30, 2021, the Company had $12 million in cumulative unrecognized losses and OCI, net of tax. The Company records its share of equity investment income related to the joint venture only in excess of the cumulated unrecognized loss and is included in the Consolidated Statements of Earnings (Loss) in the Oil Sands segment.
For the nine months ended September 30, 2021, the Company received $37 million in distributions from HMLP.
For the nine months ended September 30, 2021, the Company recorded $5 million in income from equity-accounted affiliates related to HMLP’s distributions, net of the Company’s contributions to HMLP.
C) Associate
Headwater Exploration Inc.
The Company holds a 25 percent interest in Headwater Exploration Inc. (“Headwater”), a publicly traded exploration and production company, which is engaged in the development of the Marten Hills assets in northern Alberta. The Company’s share of equity investment income (loss) related to the associate is included in the Consolidated Statements of Earnings (Loss) in the Corporate and Eliminations segment.
Summarized below is the financial information for Headwater accounted for using the equity method.

For the periods ended September 30, 2021	Three Months Ended	Nine Months Ended
Net Earnings (Loss) (1)	5	(2)
Share of Equity Investment	25%	25%
Proportionate Share of Equity Investment	1	(1)
(1)Represents the three and nine month periods based on the prior quarter's release of results due to the timing of reporting dates.
As at September 30, 2021, the $96 million carrying value of the Company's investment was reclassified to current assets.
On October 14, 2021, the Company sold all of its common shares of Headwater for gross proceeds of $228 million. The Company continues to hold 15 million warrants in Headwater in other assets (see Note 16).